Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Share-based Compensation
Share-based compensation expense	$ 10,432,000	$ 3,961,000
Share-based compensation reclassified from liability to additional paid-in capital	8,516,000	4,092,000
Share-based compensation recorded as liability	4,387,000		$ 7,089,000
Unrecognized compensation cost	65,893,000
Liability
Share-based Compensation
Share-based compensation expense	5,814,000	2,840,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	4,618,000	1,121,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	6,725,000	3,145,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	3,542,000	756,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 165,000	$ 60,000